Borrowings (Details) - Summary of consolidated statements of financial position - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Borrowings (Details) - Summary of consolidated statements of financial position [Line Items]
Bonds issued	$ 664,358	$ 628,740
Other borrowings	74,009	71,242
Total outstanding borrowings, net of debt issue costs	808,638	764,570
Less: current portion of borrowings	(22,463)	(19,916)
Total non-current borrowings	786,175	744,654
Senior Bonds [member]
Borrowings (Details) - Summary of consolidated statements of financial position [Line Items]
Bonds issued	540,189	530,506
Convertible instruments [member]
Borrowings (Details) - Summary of consolidated statements of financial position [Line Items]
Bonds issued	51,211	32,441
Aztiq Convertible Bond [member]
Borrowings (Details) - Summary of consolidated statements of financial position [Line Items]
Bonds issued	13,798	65,793
Mitsui Convertible Bond [member]
Borrowings (Details) - Summary of consolidated statements of financial position [Line Items]
Bonds issued	54,134
Shinhan Convertible Bond [member]
Borrowings (Details) - Summary of consolidated statements of financial position [Line Items]
Bonds issued	5,026
Alvogen Facility [Member]
Borrowings (Details) - Summary of consolidated statements of financial position [Line Items]
Loans Received	$ 70,271	$ 64,588